Investment Objectives and Goals - SEQUOIA FUND INC	Apr. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SEQUOIA FUND, INC.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.